Leniency agreement with authorities (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Outstanding amount		R$ 903,140
Current liabilities		392,486
Noncurrent liabilities		510,654
Leniency agreements member
IfrsStatementLineItems [Line Items]
Settlement liabilities		R$ 3,070,578
Federal prosecution office and u s swiss authorities member | Leniency agreements member
IfrsStatementLineItems [Line Items]
Settlement liabilities	R$ 3,100,000
United States of America, Dollars | Federal prosecution office and u s swiss authorities member | Leniency agreements member
IfrsStatementLineItems [Line Items]
Settlement liabilities	R$ 957,000